Disclosure of Warrants Outstanding (Details) - $ / shares shares in Thousands	6 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	523,423	582,194
Warrants One [Member]
IfrsStatementLineItems [Line Items]
Issuance date of warrants	Mar-19
Expiry date	Mar-24
Number of warrants outstanding	252
Warrants One [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Average exercise price	$ 0.01
Warrants One [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Average exercise price	$ 0.49
Warrants Two [Member]
IfrsStatementLineItems [Line Items]
Issuance date of warrants	Jul-19
Expiry date	May-25
Number of warrants outstanding	170,100
Warrants Three [Member]
IfrsStatementLineItems [Line Items]
Issuance date of warrants	Aug-19
Expiry date	Aug-24
Number of warrants outstanding	22,857
Warrants Four [Member]
IfrsStatementLineItems [Line Items]
Issuance date of warrants	Aug-19
Expiry date	Feb-25
Number of warrants outstanding	285,714
Warrants Five [Member]
IfrsStatementLineItems [Line Items]
Issuance date of warrants	Mar-19
Expiry date	Mar-23
Number of warrants outstanding	14,000
Warrants Five [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Average exercise price	$ 0.50
Warrants Five [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Average exercise price	$ 1.00
Warrants Six [Member]
IfrsStatementLineItems [Line Items]
Issuance date of warrants	Apr-19
Expiry date	Apr-22
Number of warrants outstanding	500
Warrants Seven [Member]
IfrsStatementLineItems [Line Items]
Issuance date of warrants	Nov-17
Expiry date	Nov-21
Number of warrants outstanding	2,000
Warrants Seven [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Average exercise price	$ 1.50
Warrants Seven [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Average exercise price	$ 2.00
Warrants Eight [Member]
IfrsStatementLineItems [Line Items]
Issuance date of warrants	Oct-18
Expiry date	Oct-21
Number of warrants outstanding	20,000
Warrants Nine [Member]
IfrsStatementLineItems [Line Items]
Issuance date of warrants	Jun-18
Expiry date	Jun-23
Number of warrants outstanding	8,000
Warrants Nine [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Average exercise price	$ 2.01
Warrants Nine [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Average exercise price	$ 4.00